Offerings - Offering: 1	Jun. 24, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 39,774,161.70
Amount of Registration Fee	$ 5,492.81
Offering Note	The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $5,492.81 was paid in connection with the filing of the Schedule TO-I by Antares Private Credit Fund (File No. 005-94860) on May 14, 2026 (the "Schedule TO"). Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.